Derivatives (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 868,983	R$ 844,005
Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	868,983	844,005
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	2,844,414	2,396,474
Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,844,414	2,396,474
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	2,325,428	1,648,851
Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,325,428	1,648,851
Forward contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	5,273	6,022
Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,273	6,022
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Notional amount	100,812	53,033
Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	100,812	53,033
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Notional amount	632,408	316,620
N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	632,408	316,620
Target Flow Of Swap [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	18,128	8,415
B 3 [Member] | Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	868,953	843,998
B 3 [Member] | Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	123,051	1,270,415
B 3 [Member] | Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,169,517	1,567,679
B 3 [Member] | Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,897	3,080
B 3 [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	49,473	23,672
B 3 [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	237,917	97,152
B 3 [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	106
Overthecounter Market [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	6,190	5,225
Overthecounter Market [Member] | Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	30	7
Overthecounter Market [Member] | Futures contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	30	7
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,721,363	1,126,059
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,443,581	972,002
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	251,138	137,068
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Individuals [Member]
IfrsStatementLineItems [Line Items]
Notional amount	26,644	16,989
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	155,911	81,172
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	103,011	45,513
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	49,989	33,826
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Individuals [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,911	1,833
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,376	2,942
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,357	2,926
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	19	16
Overthecounter Market [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	51,339	29,361
Overthecounter Market [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	51,339	29,361
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	394,491	219,468
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional amount	160,989	87,784
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	228,292	129,034
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Individuals [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,210	2,650
Overthecounter Market [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	18,022	8,415
Overthecounter Market [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 11,832	R$ 3,190